Ordinary Shares	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
ORDINARY SHARES
19.
ORDINARY SHARES

The authorized share capital of the Company was 100,000,000,000 shares comprising of (i) 94,000,000,000 Class A ordinary shares; (ii) 5,000,000,000 Class B ordinary shares; and (iii)1,000,000,000 reserved shares at par value of US$0.00001 per share. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares.

On August 14, 2020 and October 27, 2022, 10,917,811 and 971,042 Class A ordinary shares were issued to certain key employees in relation to the acquisition of Skymoons.

280,000,000 Class A ordinary shares (40,000,000 ADS equivalent) were issued on December 21, 2020, and 32,163,292 Class A ordinary shares (4,594,756 ADS equivalent) were issued on January 8, 2021 pursuant to the underwriters’ partial exercise of their option to purchase additional ADSs.

164,705,882 Class B ordinary shares and 304,705,874 Class A ordinary shares were issued in March 2022 pursuant to the subscription agreements with Baidu and a consortium of financial investors, respectively.

As of December 31, 2022, there were 3,047,568,900 and 3,041,097,278 Class A and Class B ordinary shares outstanding, and 198,912,543 Class A ordinary shares are deemed issued but not outstanding as they have not been transferred to grantees.